Segment Information (Details) - segment	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Number of reportable segment	1		1
HCM II Acquisition Corp
Segment Reporting Information [Line Items]
Number of reportable segment	1	1